Short-Term Investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Short-Term Investments [Line Items]
Accrued interest on its available-for-sale debt investments	$ 0.5	$ 0.4
Investment H [Member]
Short-Term Investments [Line Items]
Allowance for credit losses	$ 1.0